Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Expected Principal Payment Date: Final Maturity Date:	1/22/2007 12/31/2006 6/30/2006 2/20/2007 4/20/2011 4/22/2013	GE Dealer Floorplan Master Note Trust 2006-2

Note Payment Detail

Class	CUSIP	Interest Rate	Original Face Value	Beginning Class Balance	Principal Payment Amount	Interest Payment Amount	Total	Ending Class Balance

A	36159LAR7	5.42000%	477,500,000.00	477,500,000.00	0.00	2,372,379.17	2,372,379.17	477,500,000.00
B	36159LAS5	5.59000%	17,500,000.00	17,500,000.00	0.00	89,672.92	89,672.92	17,500,000.00
C	36159LAT3	5.78000%	5,000,000.00	5,000,000.00	0.00	26,491.67	26,491.67	5,000,000.00
TOTALS			500,000,000.00	500,000,000.00	0.00	2,488,543.76	2,488,543.76	500,000,000.00

Beginning of Month Balance			8,897,754,655.80
New Volume			2,502,816,880.30
Principal Collections			2,339,377,080.25
Defaulted Amount			6,479,177.25
End of Month Balance			9,054,715,278.60

Annualized Yield			10.13%

Overconcentrations
Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	No
0.00
Are there any Product Line Overconcentrations?	No
0.00

Collections	Total	Overconcentration
Principal Collections	2,339,377,080.25	0.00	2,339,377,080.25
Non Principal Collections	78,150,451.23	0.00	78,150,451.23
Total Collections	2,417,527,531.48	0.00	2,417,527,531.48
Defaults
Default Amount	6,479,177.25	0.00	6,479,177.25
Series Allocation Percentage			5.62%
Investor Default Amount			364,090.58
Charge-offs
Investor Charge-offs			0.00

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Expected Principal Payment Date: Final Maturity Date:	1/22/2007 12/31/2006 6/30/2006 2/20/2007 4/20/2011 4/22/2013	GE Dealer Floorplan Master Note Trust 2006-2

Allocation of Available Non Principal Collections
	Series Allocation Percentage			5.62%
	Available Non Principal Collections Allocated to Series				4,391,582.72

Application of Available Non Principal Collections and Available Principal Collections

(a)	Available Non Principal Collections Allocated to Series				4,391,582.72
	(i)	(A)	Amount to Indenture Trustee		0.00
		(B)	Amount to Trustee		0.00
		(C)	Amount to Administrator		71.43
		(D)	Amount to Custodian		0.00

	(ii)	Noteholder Servicing Fee			833,333.33
		Unpaid Servicer Advances and interest thereon			0.00

	(iii)	Class A Monthly Interest			2,372,379.17
	(iv)	Class B Monthly Interest			89,672.92
	(v)	Class C Monthly Interest			26,491.67

	(vi)	Investor Default Amount (treated as Available Principal Collections)		364,090.58
		Required Deposit to Principal Account			0.00

	(vii)	Investor Charge-offs		0.00
		Reimbursement of Investor Charge-offs		0.00
		Unreimbursed Investor Charge-offs		0.00
		Reallocation Principal Collections		0.00
		Reimbursement of Reallocated Principal Collections		0.00
		Unreimbursed Reallocated Principal Collections		0.00
		Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections			0.00

	(viii)	Amount Required to be Deposited to the Reserve Account			0.00

	(ix)	Remaining Amounts due to:
		Indenture Trustee			0.00
		Trustee			0.00
		Administrator			0.00
		Custodian			0.00

	(x)	Amounts otherwise required to be Deposited to Principal Account			0.00

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Expected Principal Payment Date: Final Maturity Date:	1/22/2007 12/31/2006 6/30/2006 2/20/2007 4/20/2011 4/22/2013	GE Dealer Floorplan Master Note Trust 2006-2

	Excess Non Principal Collections for Series 2004-2	2,752,364.95
	Excess Non Principal Collections for Series 2005-1	2,704,132.38
	Excess Non Principal Collections for Series 2005-2	1,630,731.65
	Excess Non Principal Collections for Series 2006-1	3,292,026.74
	Excess Non Principal Collections for Series 2006-2	1,069,634.20
	Excess Non Principal Collections for Series 2006-3	2,194,844.01
	Excess Non Principal Collections for Series 2006-4	2,745,578.09
	Total Excess Non Principal Collections	16,389,312.02

	Non Principal Shortfalls for Series 2004-2	0.00
	Non Principal Shortfalls for Series 2005-1	0.00
	Non Principal Shortfalls for Series 2005-2	0.00
	Non Principal Shortfalls for Series 2006-1	0.00
	Non Principal Shortfalls for Series 2006-2	0.00
	Non Principal Shortfalls for Series 2006-3	0.00
	Non Principal Shortfalls for Series 2006-4	0.00
	Total Non Principal Shortfalls	0.00

	Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2004-2	0.00
	Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-1	0.00
	Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-2	0.00
	Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-1	0.00
	Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	0.00
	Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-3	0.00
	Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-4	0.00
	Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

	Released to Transferor	16,389,312.02

(b)	Revolving Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement	131,458,843.87
	Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	131,458,843.87

(c)	Controlled Accumulation Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement
	(i) Monthly Principal Deposited into the Principal Account	0.00
	(ii) Monthly Principal Deposited to Distribution Account and paid to:	0.00
	Class A	0.00
	Class B	0.00
	Class C	0.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Expected Principal Payment Date: Final Maturity Date:	1/22/2007 12/31/2006 6/30/2006 2/20/2007 4/20/2011 4/22/2013	GE Dealer Floorplan Master Note Trust 2006-2

Early Amortization Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,975,202,256.82
Aggregate Principal Shortfall for Principal Sharing Series	0.00

Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2004-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-4	0.00

Amount Deposited into the Excess Funding Account	0.00

Released to Transferor	1,975,202,256.82

Reserve Account (Series Level Account)
Beginning Reserve Account Amount	12,500,000.00

Required Reserve Account Amount
Required Reserve Account Percentage	2.50%
Note Principal Balance	500,000,000.00
Required Reserve Account Amount	12,500,000.00

Reserve Account Deficiency	0.00
Reserve Account Deposits	55,655.99
Reserve Account Withdrawals	55,655.99
Ending Reserve Account Amount	12,500,000.00

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Expected Principal Payment Date: Final Maturity Date:	1/22/2007 12/31/2006 6/30/2006 2/20/2007 4/20/2011 4/22/2013	GE Dealer Floorplan Master Note Trust 2006-2

Non Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	2,488,543.76
Disbursements	2,488,543.76
Ending Balance	0.00

Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Free Equity Amount

Note Trust Principal Balance	9,054,715,278.60
Aggregate Collateral Amount for all Series of Notes	7,512,626,000.00
Free Equity Amount	1,542,089,278.60

Minimum Free Equity Percentage	3.00%
Outstanding Principal Balance	7,500,000,000.00
Minimum Free Equity Amount	225,000,000.00

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Expected Principal Payment Date: Final Maturity Date:	1/22/2007 12/31/2006 6/30/2006 2/20/2007 4/20/2011 4/22/2013	GE Dealer Floorplan Master Note Trust 2006-2

Summary of Allocation of Collections

Total Principal Collections	2,339,377,080.25
Principal Collections Allocated to Series 2004-2	331,966,708.41
Principal Collections Allocated to Series 2005-1	328,647,109.68
Principal Collections Allocated to Series 2005-2	197,188,265.80
Principal Collections Allocated to Series 2006-1	394,376,531.62
Principal Collections Allocated to Series 2006-2	131,458,843.87
Principal Collections Allocated to Series 2006-3	262,917,687.75
Principal Collections Allocated to Series 2006-4	328,647,109.68
Principal Collections Not Allocated to Any Series and Released to Transferor	364,174,823.44

Total Non Principal Collections	78,150,451.23
Non Principal Collections Allocated to Series 2004-2	11,089,853.05
Non Principal Collections Allocated to Series 2005-1	10,978,956.81
Non Principal Collections Allocated to Series 2005-2	6,587,374.07
Non Principal Collections Allocated to Series 2006-1	13,174,748.17
Non Principal Collections Allocated to Series 2006-2	4,391,582.72
Non Principal Collections Allocated to Series 2006-3	8,783,165.44
Non Principal Collections Allocated to Series 2006-4	10,978,956.81
Non Principal Collections Not Allocated to Any Series and Released to Transferor	12,165,814.16

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Expected Principal Payment Date: Final Maturity Date:	1/22/2007 12/31/2006 6/30/2006 2/20/2007 4/20/2011 4/22/2013	GE Dealer Floorplan Master Note Trust 2006-2

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an early amortization event occurred?		No

(6) Have any Payment Rate Triggers been met?		No
Average Monthly Payment Rates < 20%
Current Monthly Payment Rate	26.29%
Prior Monthly Payment Rate	29.94%
Second Prior Monthly Payment Rate	31.49%
3 Month Average Monthly Payment Rate	29.24%

(7) Reserve Account balance < Reserve Account trigger		No
Reserve Account balance	12,500,000.00
(A) Required Reserve Account Percentage minus 0.25%	2.25
times (B) Note Principal Balance	500,000,000.00
Reserve Account trigger	11,250,000.00

(8) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer		No

Current Month	2.30%
Prior Month	2.34%
Second Prior Month	2.33%
Third Prior Month	2.34%
Fourth Prior Month	2.39%
Fifth Prior Month	2.29%

(9) Have any new series been issued during the related monthly collection period?		No

(10) Have any account additions or account removals occurred during the related monthly collection period?		No

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Expected Principal Payment Date: Final Maturity Date:	1/22/2007 12/31/2006 6/30/2006 2/20/2007 4/20/2011 4/22/2013	GE Dealer Floorplan Master Note Trust 2006-2

Delinquency
	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding

31 - 60	$5.6	0.06%

61 - 90	3.3	0.04%

91 - 120	0.8	0.01%

121 - 150	1.1	0.01%

151 - 180	0.7	0.01%

*Total	$11.5	0.13%

*Figures may not foot due to rounding